Incorporated herein by reference is a supplement to the prospectus of MFS Institutional International Equity Fund, a series of MFS Institutional Trust (File No. 33-37615), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on December 27, 2019 (SEC Accession No. 0000912938-19-000661).